CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
CASH FLOWS - OPERATING ACTIVITIES
Profit (loss) for the period	$ 16,373	$ (46,038)
Income and expense items not involving cash flows:
Depreciation and amortization	109,595	77,258
Effect of indexation, translation and fair value measurement on debt	6,740	(3,631)
Loss from notes exchange	9,817
Other expense (income), net	(203)	59
Nishiwaki Fab restructuring costs and impairment	75,728
Gain from acquisition, net	(166,404)
Changes in assets and liabilities:
Trade accounts receivable	(25,406)	(11,064)
Other receivables and other current assets	9,441	(6,560)
Inventories	11,545	(6,759)
Trade accounts payable	15,755	7,311
Deferred revenue and customers' advances	(43)	1,270
Other current liabilities	575	(3,631)
Deferred tax liability, net	(16,031)	(2,242)
Other long-term liabilities	2,148	3,179
Net cash provided by operating activities	49,630	9,152
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment, net	(25,937)	(40,755)
Investments in other assets, intangible assets and others		(327)
Acquisition of subsidiary consolidated for the first time (a)	57,582
Proceeds from interest bearing designated deposits	10,000
Net cash provided by (used in) investing activities	41,645	(41,082)
CASH FLOWS - FINANCING ACTIVITIES
Proceeds on account of equity and debt issuances	11,451	20,042
Proceeds from long-term loans	85,884
Loan repayment to Panasonic	(85,884)
Debts repayment	(25,431)
Net cash provided by (used in) financing activities	(13,980)	20,042
Effect of foreign exchange rate change	2,054	(4,951)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	79,349	(16,839)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	112,871	123,398
CASH AND CASH EQUIVALENTS - END OF PERIOD	192,220	106,559
NON-CASH ACTIVITIES
Investments in property and equipment	10,906	8,057
Proceeds receivables related rights offering		1,325
Shareholders' equity increase resulting from Jazz notes exchange transaction	9,609
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest	16,413	15,586
Cash paid during the period for income taxes	103	190
ACQUISTION OF SUBSIDIARY CONSOLIDATED FOR THE FIRST TIME, SEE ALSO NOTE 2A:
Working capital (excluding cash and cash equivalents)	32,406
Fixed assets	245,278
Intangible assets	24,520
Long-term loan	(85,249)
Long-term liabilities	(93,602)
Assets and liabilities of the subsidiary as of March 31, 2014	123,353
Share capital	14,531
Gain from acquisition	166,404
Consideration transferred	180,935
Acquisition of subsidiary consolidated for the first time	$ 57,582